Other Payables - Schedule of Other Payables (Detail) (Parenthetical) $ in Millions	Dec. 31, 2024 USD ($)
Coqueiro [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Accounts payable company acquisition	$ 1.7
Xmobots [Member]
Disclosure Of Detailed Information About Other Payables [Line Items]
Accounts payable company acquisition	$ 4.1